Income Taxes - Summary Gross Movement in Current Income Tax Assets / (Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Net current income tax assets / (liabilities) at the beginning	$ 702	$ 374	$ 468
Income tax paid (net)	662	1,114	1,088
Current income tax expense	(1,435)	(1,015)	(1,153)
Interest receivable on income tax refund	39	234
Income tax on other comprehensive income	2		(2)
Income tax benefit arising on exercise of stock options	4		6
Tax impact on buyback expenses			1
Additions through business combination			(2)
Translation differences	(3)	(5)	(32)
Net current income tax assets / (liabilities) at the end	$ (29)	$ 702	$ 374